UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21435

GENERAL ELECTRIC S&S INCOME FUND

(Exact name of registrant as specified in charter)

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/11

Item 1. Schedule of Investments

S&S Income Fund

Schedule of Investments (dollars in thousands)—March 31, 2011 (unaudited)

Bonds and Notes—99.2% †		Principal Amount	Fair Value
U.S. Treasuries—27.3%
U.S. Treasury Bonds
3.88%	08/15/40	$148,200	$132,616	(h)
4.25%	11/15/40	74,702	71,445	(h)
U.S. Treasury Notes
0.36%	04/30/12	16,186	16,298	(d,h)
0.67%	12/31/12	1,926	1,925	(d)
2.13%	02/29/16	180,261	179,698
2.63%	11/15/20	324,270	302,584	(h)
3.63%	02/15/21	2,356	2,389
			706,955

Agency Mortgage Backed—29.7%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	598	613	(h)
5.00%	07/01/35 - 08/01/40	35,215	36,827	(h)
5.50%	05/01/20 - 04/01/39	11,743	12,665	(h)
6.00%	04/01/17 - 11/01/37	17,821	19,593	(h)
6.50%	07/01/29	47	53	(h)
7.00%	10/01/16 - 08/01/36	2,007	2,296	(h)
7.50%	09/01/12 - 09/01/33	254	287	(h)
8.00%	11/01/30	11	13	(h)
8.50%	04/01/30 - 05/01/30	33	40	(h)
9.00%	05/01/16 - 11/01/16	106	120	(h)
5.50%	TBA	18,645	19,886	(c)
Federal National Mortgage Assoc.
4.00%	05/01/19 - 06/01/19	2,355	2,464	(h)
4.50%	05/01/18 - 10/01/40	110,941	113,344	(h)
5.00%	07/01/20 - 11/01/40	68,793	72,199	(h)
5.32%	03/01/37	49	50	(i)
5.50%	01/01/14 - 01/01/39	90,677	97,566	(h)
5.53%	04/01/37	78	84	(i)
6.00%	02/01/14 - 08/01/35	25,305	27,853	(h)
6.50%	01/01/14 - 08/01/36	4,645	5,213	(h)
7.00%	08/01/13 - 02/01/34	512	574	(h)
7.50%	08/01/13 - 03/01/34	1,914	2,215	(h)
8.00%	12/01/11 - 11/01/33	1,046	1,214	(h)
8.50%	04/01/30 - 05/01/31	155	182	(h)
9.00%	01/01/14 - 12/01/22	625	699	(h)
4.50%	TBA	105,700	107,566	(c)
5.00%	TBA	7,777	8,262	(c)
5.50%	TBA	10,210	11,043	(c)
6.00%	TBA	39,888	43,378	(c)
6.50%	TBA	6,768	7,585	(c)

Government National Mortgage Assoc.
2.13%	11/20/21 - 10/20/25	15	16	(h,i)
2.63%	08/20/23 - 09/20/24	14	14	(h,i)
3.38%	05/20/21 - 04/20/24	17	18	(h,i)
4.50%	08/15/33 - 09/15/34	3,752	3,899	(h)
5.00%	08/15/33	1,328	1,418	(h)
6.00%	04/15/27 - 09/15/36	3,388	3,765	(h)
6.50%	04/15/19 - 09/15/36	4,914	5,606	(h)
7.00%	03/15/12 - 10/15/36	2,055	2,352	(h)
7.50%	11/15/22 - 10/15/33	661	767	(h)
8.00%	11/15/29 - 06/15/30	8	9	(h)
8.50%	10/15/17	335	379	(h)
9.00%	11/15/16 - 12/15/21	1,001	1,140	(h)
4.50%	TBA	149,620	154,062	(c)
5.50%	TBA	1,900	2,057	(c)
			769,386

Agency Collateralized Mortgage Obligations—2.7%
Collateralized Mortgage Obligation Trust (Class B)
1.76%	11/01/18	152	146	(d,f,h,m)
Fannie Mae Whole Loan
0.98%	08/25/43	12,429	361	(g,n)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	14,478	125	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC
5.00%	02/15/38	1,876	275	(g,n)
5.00%	05/15/38	2,342	2,436
5.50%	04/15/17	295	7	(g,h,n)
6.35%	08/15/25	10,888	1,928	(g,i,n)
Federal Home Loan Mortgage Corp. REMIC (Class YQ)
5.00%	05/15/17	212	12	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 1980) (Class 1980)
7.50%	07/15/27	44	10	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2631) (Class DI)
5.50%	06/15/33	2,143	527	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2643) (Class IM)
4.50%	03/15/18	1,759	153	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2645) (Class BI)
4.50%	02/15/18	350	24	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2647) (Class DI)
4.50%	10/15/16	126	1	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2722) (Class PI)
5.00%	06/15/28	190	4	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2763) (Class JI)
5.00%	10/15/18	1,330	126	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2781) (Class IC)
5.00%	11/15/17 - 05/15/18	1,120	67	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2795) (Class IC)
5.00%	07/15/17	231	7	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2852) (Class OJ)
0.00%	09/15/34	132	132	(d,f)
Federal Home Loan Mortgage Corp. REMIC (Series 33) (Class 33D)
8.00%	04/15/20	111	121	(h)
Federal Home Loan Mortgage Corp. STRIPS
8.00%	02/01/23 - 07/01/24	120	25	(g,h,n)
Federal Home Loan Mortgage Corp. STRIPS (Class IO)
5.00%	12/01/34	652	139	(g,n)
Federal Home Loan Mortgage STRIPS
4.00%	08/01/27	31	26	(d,f,h)

Federal National Mortgage Assoc. (Class 1IO2)
1.09%	11/25/33	6,111	272	(g,n)
Federal National Mortgage Assoc. REMIC
5.00%	08/25/38	2,327	2,413
5.00%	02/25/40 - 09/25/40	15,770	2,609	(g,n)
5.75%	07/25/38	6,062	727	(g,n)
Federal National Mortgage Assoc. REMIC (Class B)
2.86%	12/25/22	126	115	(d,f,h)
Federal National Mortgage Assoc. REMIC (Class BZ)
5.50%	01/25/33	2,964	3,230
Federal National Mortgage Assoc. REMIC (Class CS)
7.45%	08/25/16	155	1	(g,h,n)
Federal National Mortgage Assoc. REMIC (Class VZ)
5.00%	10/25/35	2,067	2,076
Federal National Mortgage Assoc. REMIC (Series 1992) (Class K)
1008.00%**	05/25/22	—	4	(g,h,n)
Federal National Mortgage Assoc. REMIC (Series 2003)
5.00%	08/25/17	495	30	(g,h,n)
7.25%	05/25/18	838	100	(g,h,n)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class HI)
5.00%	10/25/22	765	67	(g,h,n)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IJ)
5.00%	02/25/32	3,275	348	(g,h,n)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IO)
1.20%	12/25/42	2,376	63	(g,h,n)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class KI)
4.50%	05/25/18	206	8	(g,h,n)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class SL)
16.06%	03/25/31	1,890	2,185	(h)
Federal National Mortgage Assoc. REMIC (Series 2008) (Class ZW)
5.00%	07/25/38	1,858	1,917
Federal National Mortgage Assoc. STRIPS
6.00%	01/01/35	2,197	437	(g,h,n)
Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%	08/01/35	3,314	751	(g,h,n)
5.00%	03/25/38	2,552	476	(g,n)
5.50%	12/01/33	831	181	(g,h,n)
7.50%	11/01/23	545	96	(g,h,n)
8.00%	08/01/23 - 07/01/24	259	59	(g,h,n)
8.50%	03/01/17 - 07/25/22	377	69	(g,h,n)
9.00%	05/25/22	127	23	(g,h,n)
Federal National Mortgage Assoc. STRIPS (Series 354) (Class 1)
3.80%	12/01/34	2,435	2,086	(d,f,h)
Federal National Mortgage Assoc. STRIPS (Series 364) (Class 1)
4.50%	09/01/35	5,845	1,096	(g,h,n)
Federal National Mortgage Assoc. STRIPS (Series 378) (Class 1)
4.50%	01/01/36	4,194	786	(g,n)
Federal National Mortgage Assoc. STRIPS (Series 387) (Class 1)
5.00%	05/25/38	2,483	429	(g,n)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	40,454	7,075	(g,n)
4.50%	11/20/39	4,772	4,628
5.00%	10/20/37 - 09/20/38	16,321	2,637	(g,n)
5.90%	02/20/38	15,304	2,244	(g,i,n)
6.25%	01/16/39	18,047	2,937	(g,n)
6.25%	04/20/39	127	17	(g,i,n)
6.33%	06/20/40	42,558	7,419	(g,n)
6.35%	08/20/40	25,036	4,583	(g,i,n)
6.40%	06/20/40	41,926	7,063	(g,n)

Government National Mortgage Assoc. (Class IC)
6.00%	04/16/37	6,516	1,025	(g,n)
Vendee Mortgage Trust
0.38%	04/15/40	20,334	439	(g,h,n)
Vendee Mortgage Trust (Class 2003)
0.85%	05/15/33	7,621	274	(g,n)
			69,647

Asset Backed—1.5%
AmeriCredit Automobile Receivables Trust (Series 2007) (Class A4B)
0.60%	04/07/14	6,402	6,385	(d,h)
Bayview Financial Acquisition Trust (Class A)
8.28%	02/28/44	2,432	2,261	(d,h)
Bear Stearns Asset Backed Securities Trust (Series 2003) (Class A)
4.48%	01/25/34	121	99	(d)
Capital One Multi-Asset Execution Trust (Class B)
1.19%	01/15/19	1,000	967	(d)
Chase Funding Mortgage Loan Asset-Backed Certificates
3.99%	11/25/33	2,367	2,283	(j)
Chase Funding Mortgage Loan Asset-Backed Certificates (Class IB)
5.75%	11/25/34	273	158	(h,m)
Citicorp Residential Mortgage Securities Inc. (Series 2006) (Class A5)
6.04%	09/25/36	2,610	2,262	(h)
Countrywide Asset-Backed Certificates
1.11%	05/25/33	19	16
Countrywide Asset-Backed Certificates (Class 2A1)
2.11%	06/25/33	20	19	(d,h)
Countrywide Asset-Backed Certificates (Class 2A3)
1.29%	02/25/35	1,386	1,363	(h)
Countrywide Asset-Backed Certificates (Class 4A2A)
25.78%	05/25/36	1,124	994	(d)
Countrywide Asset-Backed Certificates (Class A)
1.37%	08/25/34	39	37	(d,h)
21.09%	04/25/32	82	50	(d,h)
Countrywide Asset-Backed Certificates (Class A1)
1.05%	03/25/33	394	333	(h)
Countrywide Asset-Backed Certificates (Class AF4)
5.31%	08/25/35	417	397
Countrywide Asset-Backed Certificates (Series 2002) (Class A)
17.12%	08/25/32	147	96	(d,h)
First Franklin Mortgage Loan Asset Backed Certificates (Series 2005) (Class A2B)
7.84%	11/25/36	1,117	983	(d)
First Horizon Asset Back Trust (Class A)
27.37%	02/25/34	707	489	(d,h,i)
GSAA Trust (Class 2A2)
48.14%	01/25/36	10,000	7,130	(d,h)
GSAA Trust (Series 2004) (Class A1)
8.99%	05/25/34	331	261	(d,h)
Hertz Vehicle Financing LLC
2.60%	02/25/15	2,000	2,027	(b,h)
Indymac Residential Asset Backed Trust (Class 2A2)
5.00%	11/25/36	6,241	4,621	(d,h)
Irwin Home Equity Corp. (Class 1A1)
40.94%	02/25/36	368	187	(b,d)
Long Beach Mortgage Loan Trust (Class 2A3)
51.14%	05/25/36	1,827	746	(d,h)
Mid-State Trust (Class A3)
7.54%	07/01/35	643	650	(h,m)

Popular ABS Mortgage Pass-Through Trust (Class AF4)
5.30%	11/25/35	2,525	2,170
Residential Asset Mortgage Products Inc. (Class A2)
5.89%	06/25/32	66	55	(d)
Residential Asset Securities Corp. (Class A2)
50.34%	06/25/33	474	231	(d,h)
Residential Asset Securities Corp. (Series 2002) (Class AIIB)
30.55%	07/25/32	241	133	(d,h)
Residential Asset Securities Corp. (Series 2003) (Class AIIB)
42.25%	11/25/33	444	235	(d)
Residential Funding Mortgage Securities II Inc. (Class A12)
41.87%	02/25/34	79	41	(d)
			37,679

Corporate Notes—28.3%
ABN Amro Bank N.V.
3.00%	01/31/14	5,273	5,264	(b)
AES El Salvador Trust
6.75%	02/01/16	600	591	(b)
AES Panama S.A.
6.35%	12/21/16	1,632	1,736	(b,h)
Agilent Technologies Inc.
5.50%	09/14/15	5,104	5,551	(h)
Air Jamaica Ltd.
9.38%	07/08/15	64	68
Alcoa Inc.
6.15%	08/15/20	2,416	2,553	(h)
Allergan Inc.
3.38%	09/15/20	5,933	5,555	(h)
Alliance One International Inc.
10.00%	07/15/16	2,852	2,891	(h)
ALROSA Finance S.A.
7.75%	11/03/20	1,000	1,072	(b)
Ameren Illinois Co.
9.75%	11/15/18	3,752	4,840
American International Group Inc.
5.85%	01/16/18	1,500	1,562
American Tower Corp.
4.50%	01/15/18	4,224	4,148	(h)
Amsted Industries Inc.
8.13%	03/15/18	2,868	3,058	(b,h)
Anadarko Petroleum Corp.
5.95%	09/15/16	1,913	2,080
6.20%	03/15/40	8,604	8,312	(h)
Anheuser-Busch InBev Worldwide Inc.
3.63%	04/15/15	4,509	4,665	(h)
5.38%	11/15/14	3,985	4,391
ArcelorMittal
3.75%	03/01/16	2,059	2,055
5.50%	03/01/21	5,889	5,803
Archer-Daniels-Midland Co.
5.77%	03/01/41	8,459	8,661
Arizona Public Service Co.
6.25%	08/01/16	3,165	3,571	(h)
AT&T Inc.
6.40%	05/15/38	7,233	7,385	(h)
6.70%	11/15/13	3,500	3,940	(h)
Banco de Credito del Peru
4.75%	03/16/16	1,543	1,520	(b)

Banco Mercantil del Norte S.A. (Series REGS)
6.14%	10/13/16	534	534	(i)
BanColombia S.A.
6.13%	07/26/20	520	520
Bank of America Corp.
4.50%	04/01/15	4,145	4,304	(h)
5.63%	07/01/20	8,850	9,086	(h)
5.75%	12/01/17	7,760	8,176	(h)
6.50%	08/01/16	3,370	3,729	(h)
BBVA Bancomer S.A.
4.50%	03/10/16	1,200	1,203	(b)
6.50%	03/10/21	500	494	(b)
BE Aerospace Inc.
8.50%	07/01/18	2,768	3,066	(h)
Boise Paper Holdings LLC
8.00%	04/01/20	2,308	2,493	(h)
Bombardier Inc.
7.75%	03/15/20	2,094	2,275	(b,h)
BP Capital Markets PLC
3.13%	10/01/15	1,486	1,494
4.50%	10/01/20	1,586	1,574
Calpine Corp.
7.25%	10/15/17	5,685	5,912	(b,h)
Capex S.A.
10.00%	03/10/18	514	504	(b)
Cargill Inc.
5.20%	01/22/13	5,139	5,489	(b,h)
6.00%	11/27/17	1,749	1,960	(b,h)
CBS Corp.
5.75%	04/15/20	4,862	5,142	(h)
CCO Holdings LLC
7.88%	04/30/18	1,390	1,477
8.13%	04/30/20	1,664	1,810
Centrais Eletricas Brasileiras S.A.
6.88%	07/30/19	550	616	(b)
Central American Bank for Economic Integration
5.38%	09/24/14	2,780	3,000	(b,h)
CenturyLink Inc. (Series G)
6.88%	01/15/28	2,062	2,084
CFG Investment SAC
9.25%	12/19/13	1,300	1,365
Chesapeake Energy Corp.
7.25%	12/15/18	5,870	6,560	(h)
Chubb Corp.
6.38%	03/29/67	1,648	1,735	(i)
Cincinnati Bell Inc.
8.25%	10/15/17	4,890	4,927	(h)
Citigroup Inc.
5.00%	09/15/14	9,265	9,675	(h)
5.13%	05/05/14	2,659	2,835	(h)
6.13%	11/21/17	1,497	1,631
6.38%	08/12/14	5,733	6,337	(h)
Clarendon Alumina Production Ltd.
8.50%	11/16/21	780	796	(b,h)
CNA Financial Corp.
5.75%	08/15/21	4,223	4,324
Consolidated Edison Company of New York Inc.
6.65%	04/01/19	3,033	3,577	(h)

Consolidated Edison Company of New York Inc. (Series 2008)
5.85%	04/01/18	2,482	2,807	(h)
Corp Nacional del Cobre de Chile
3.75%	11/04/20	2,254	2,108	(b)
5.63%	09/21/35	554	568	(b,h)
COX Communications Inc.
6.25%	06/01/18	4,770	5,319	(b,h)
Credit Suisse First Boston International for CJSC The EXIM of Ukraine
7.65%	09/07/11	1,264	1,278
Crown Castle Towers LLC
4.88%	08/15/20	2,783	2,785	(b)
6.11%	01/15/40	1,361	1,475	(b,h)
CVS Caremark Corp.
3.25%	05/18/15	3,026	3,074	(h)
5.75%	06/01/17	1,067	1,175	(h)
6.13%	09/15/39	2,684	2,733	(h)
Denbury Resources Inc.
8.25%	02/15/20	2,762	3,087	(h)
Digicel Ltd.
8.25%	09/01/17	700	742	(b)
DIRECTV Holdings LLC
3.55%	03/15/15	2,953	3,017
DirecTV Holdings LLC
4.75%	10/01/14	2,820	3,036	(h)
5.88%	10/01/19	3,036	3,282	(h)
Dolphin Energy Ltd.
5.89%	06/15/19	1,292	1,373	(b,h)
Drummond Company Inc.
9.00%	10/15/14	2,955	3,132	(b,h)
Dubai Electricity & Water Authority
6.38%	10/21/16	680	685	(b)
7.38%	10/21/20	760	737	(b)
Duke Realty LP (REIT)
6.50%	01/15/18	1,478	1,628
El Paso Corp.
8.05%	10/15/30	2,768	3,149
Empresa Nacional del Petroleo
5.25%	08/10/20	700	698	(b,h)
6.25%	07/08/19	350	373	(b,h)
European Investment Bank
4.88%	01/17/17	7,600	8,419	(h)
Exelon Corp.
4.90%	06/15/15	5,277	5,546	(h)
First Citizens St. Lucia Ltd.
4.90%	02/09/16	350	356	(b)
First Horizon National Corp.
5.38%	12/15/15	4,458	4,658
FPL Group Capital Inc.
2.60%	09/01/15	5,900	5,736
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	2,087	2,022	(b)
Frontier Communications Corp.
7.13%	03/15/19	2,573	2,612
Georgia-Pacific LLC
5.40%	11/01/20	1,527	1,508	(b)
Globo Comunicacao e Participacoes S.A.
6.25%	12/31/49	720	757	(b,j)
Gold Fields Orogen Holding BVI Ltd.
4.88%	10/07/20	883	847	(b)

Goldman Sachs Capital I
6.35%	02/15/34	2,988	2,871
Hanesbrands Inc.
6.38%	12/15/20	2,414	2,354
HCA Inc.
9.25%	11/15/16	2,825	3,040	(h)
HCP Inc. (REIT)
3.75%	02/01/16	1,186	1,192
5.38%	02/01/21	2,965	2,994
Hess Corp.
5.60%	02/15/41	3,048	2,912	(h)
Hidili Industry International Development Ltd.
8.63%	11/04/15	1,050	1,055	(b)
Home Depot Inc.
4.40%	04/01/21	2,943	2,938
5.95%	04/01/41	1,178	1,175
Host Hotels & Resorts Inc. (REIT)
6.00%	11/01/20	2,510	2,466
HSBC Finance Corp.
6.68%	01/15/21	11,509	11,946	(b)
Huntington BancShares Inc.
7.00%	12/15/20	2,089	2,306
Indo Integrated Energy BV
9.00%	06/01/12	2,100	2,225	(j)
Industrial Bank of Korea
3.75%	09/29/16	1,000	990	(b)
ING Bank N.V.
4.00%	03/15/16	5,565	5,557	(b)
Ingles Markets Inc.
8.88%	05/15/17	6,262	6,724	(h)
Intergas Finance BV
6.38%	05/14/17	300	318	(b)
6.88%	11/04/11	500	516
Inversiones CMPC S.A.
4.75%	01/19/18	517	509	(b)
JP Morgan Chase Capital XXV (Series Y)
6.80%	10/01/37	1,355	1,362
JPMorgan Chase & Co.
5.13%	09/15/14	4,725	5,071	(h)
JPMorgan Chase Bank NA
5.88%	06/13/16	630	694	(h)
6.00%	10/01/17	2,850	3,117
Kazakhstan Temir Zholy Finance BV
6.38%	10/06/20	600	625	(b)
6.50%	05/11/11	1,100	1,105
KazMunaiGaz Finance Sub BV
9.13%	07/02/18	500	605	(b)
11.75%	01/23/15	500	626	(b)
KeyCorp.
5.10%	03/24/21	2,945	2,927
Korea Development Bank
3.25%	03/09/16	2,799	2,745
4.00%	09/09/16	1,627	1,644
Korea Hydro & Nuclear Power Company Ltd.
6.25%	06/17/14	750	820	(b)
Korea National Oil Corp.
5.38%	07/30/14	900	965	(b)

Kraft Foods Inc.
4.13%	02/09/16	2,989	3,101
5.38%	02/10/20	10,295	10,869
6.50%	02/09/40	5,903	6,305
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	12,605	13,336	(h)
4.13%	10/15/14	8,104	8,807
4.50%	07/16/18	5,371	5,806
LBI Escrow Corp.
8.00%	11/01/17	2,520	2,778	(b)
Lincoln National Corp.
6.25%	02/15/20	2,316	2,553
8.75%	07/01/19	3,133	3,967
Listrindo Capital BV
9.25%	01/29/15	1,150	1,272	(b)
Majapahit Holding BV
7.25%	10/17/11	2,456	2,524	(b)
7.75%	10/17/16	650	731	(b)
MDC-GMTN B.V.
7.63%	05/06/19	1,500	1,742	(b)
Merrill Lynch & Company Inc.
6.05%	08/15/12	2,252	2,393
6.88%	04/25/18	4,332	4,812
MetroPCS Wireless Inc.
6.63%	11/15/20	2,500	2,497
Midamerican Energy Holdings Co.
6.13%	04/01/36	3,165	3,357	(h)
Morgan Stanley
5.50%	01/26/20	2,943	2,956
5.63%	09/23/19	3,937	4,021
6.00%	04/28/15	2,134	2,324
Morgan Stanley (Series F)
6.63%	04/01/18	6,587	7,240
Mylan Inc.
7.88%	07/15/20	2,610	2,838	(b)
NAK Naftogaz Ukraine
9.50%	09/30/14	100	110
National Agricultural Cooperative Federation
4.25%	01/28/16	1,723	1,751	(b)
5.00%	09/30/14	800	844	(b)
National Power Corp.
4.56%	08/23/11	1,558	1,571	(i)
Nationwide Mutual Insurance Co.
6.60%	04/15/34	1,471	1,362	(b)
7.88%	04/01/33	1,316	1,397	(b)
9.38%	08/15/39	589	716	(b)
NET Servicos de Comunicacao S.A.
7.50%	01/27/20	500	572
News America Inc.
4.50%	02/15/21	5,090	4,987	(b)
6.65%	11/15/37	5,681	5,958
Nisource Finance Corp.
6.13%	03/01/22	3,424	3,726
Noble Holding International Ltd.
3.05%	03/01/16	4,425	4,387
NRG Energy Inc.
7.63%	01/15/18	2,586	2,683	(b)

Oglethorpe Power Corp.
5.38%	11/01/40	2,996	2,810
Pacific Gas & Electric Co.
5.80%	03/01/37	2,045	2,067
6.05%	03/01/34	5,769	6,011
Pacific Rubiales Energy Corp.
8.75%	11/10/16	900	1,028	(b)
PacifiCorp
6.00%	01/15/39	1,850	1,990
6.25%	10/15/37	2,106	2,329
PAETEC Holding Corp.
8.88%	06/30/17	5,725	6,169
Pemex Project Funding Master Trust
6.63%	06/15/35 - 06/15/38	1,205	1,202
Petrobras International Finance Co.
3.88%	01/27/16	2,643	2,661
Petroleos de Venezuela S.A.
8.37%	07/10/11	487	476	(d)
Petroleos Mexicanos
4.88%	03/15/15	4,030	4,292
6.00%	03/05/20	1,190	1,263
8.00%	05/03/19	550	661
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	1,150	1,166
Petronas Capital Ltd.
5.25%	08/12/19	1,050	1,117	(b)
7.88%	05/22/22	600	763	(b)
Petronas Global Sukuk Ltd.
4.25%	08/12/14	300	315	(b)
Pioneer Natural Resources Co.
7.50%	01/15/20	4,672	5,262
Plains All American Pipeline LP
5.00%	02/01/21	4,458	4,471
Plains All American Pipeline LP Corp.
3.95%	09/15/15	2,968	3,061
Power Sector Assets & Liabilities Management Corp.
7.39%	12/02/24	700	798	(b)
Protective Life Corp.
8.45%	10/15/39	5,144	5,738
Prudential Financial Inc.
3.88%	01/14/15	4,916	5,083
5.40%	06/13/35	1,870	1,750
PTTEP Australia International Finance Proprietary Ltd.
4.15%	07/19/15	1,000	1,007	(b)
PTTEP Canada International Finance Ltd.
5.69%	04/05/21	800	797	(b)
QVC Inc.
7.50%	10/01/19	3,626	3,807	(b)
RailAmerica Inc.
9.25%	07/01/17	2,907	3,216
Reliance Holdings USA Inc.
4.50%	10/19/20	750	707	(b)
Republic Services Inc.
5.25%	11/15/21	3,958	4,143
5.50%	09/15/19	1,743	1,870
Reynolds Group Issuer Inc.
7.75%	10/15/16	5,733	6,063	(b)

Roche Holdings Inc.
6.00%	03/01/19	4,215	4,778	(b)
Rockies Express Pipeline LLC
5.63%	04/15/20	3,866	3,843	(b)
RSHB Capital SA for OJSC Russian Agricultural Bank
6.97%	09/21/16	1,000	1,005	(i)
Russian Railways
5.74%	04/03/17	600	625
Southern Copper Corp.
5.38%	04/16/20	3,988	4,054
6.75%	04/16/40	3,832	3,852
Telecom Italia Capital S.A.
5.25%	10/01/15	2,941	3,044
6.00%	09/30/34	3,168	2,867
Telefonica Emisiones SAU
3.73%	04/27/15	2,875	2,902
3.99%	02/16/16	2,956	2,970
Teva Pharmaceutical Finance II BV
3.00%	06/15/15	5,863	5,920
Textron Inc.
6.20%	03/15/15	3,958	4,320
TGI International Ltd.
9.50%	10/03/17	500	560
The AES Corp.
8.00%	10/15/17	2,771	2,979	(h)
The Goldman Sachs Group Inc.
3.63%	02/07/16	3,458	3,425
3.70%	08/01/15	2,857	2,878	(h)
5.38%	03/15/20	5,947	6,038	(h)
6.25%	02/01/41	2,763	2,752
6.75%	10/01/37	1,486	1,499
The Potomac Edison Co.
5.35%	11/15/14	1,520	1,646	(h)
Time Warner Cable Inc.
6.75%	07/01/18	4,798	5,451
7.50%	04/01/14	2,027	2,323
Time Warner Inc.
3.15%	07/15/15	6,405	6,487
5.88%	11/15/16	3,262	3,639
6.20%	03/15/40	3,419	3,388
TNK-BP Finance S.A.
6.13%	03/20/12	1,100	1,145
Transnet Ltd.
4.50%	02/10/16	800	817	(b)
Transocean Inc.
6.00%	03/15/18	900	972
6.80%	03/15/38	600	631
Union Electric Co.
6.70%	02/01/19	4,046	4,669
UnitedHealth Group Inc.
5.80%	03/15/36	2,258	2,243
Valero Energy Corp.
6.13%	02/01/20	2,909	3,146
Verizon Communications Inc.
5.50%	02/15/18	2,657	2,897
6.40%	02/15/38	2,276	2,385

Vimpel Communications Via VIP Finance Ireland Limited OJSC
6.49%	02/02/16	800	828	(b)
7.75%	02/02/21	800	840	(b)
Visteon Corp.
6.75%	04/15/19	1,543	1,543
Votorantim Cimentos S.A.
7.25%	04/05/41	5,700	5,666
WEA Finance LLC (REIT)
6.75%	09/02/19	6,185	7,097	(b)
7.50%	06/02/14	1,250	1,431	(b)
Weatherford International Inc.
6.35%	06/15/17	3,295	3,642
Weatherford International Limited Bermuda
6.75%	09/15/40	5,197	5,387
Wells Fargo & Co.
3.68%	06/15/16	4,428	4,454
West China Cement Ltd.
7.50%	01/25/16	300	303	(b)
Williams Partners LP
5.25%	03/15/20	4,382	4,571
Willis Group Holdings PLC
4.13%	03/15/16	3,608	3,589
Windstream Corp.
7.75%	10/01/21	2,573	2,615	(b)
7.88%	11/01/17	3,773	4,047
Woodside Finance Ltd.
4.50%	11/10/14	6,628	7,020	(b)
Wyeth
5.50%	03/15/13	2,590	2,807
Wynn Las Vegas LLC
7.88%	05/01/20	2,163	2,309
Xstrata Finance Canada Ltd.
5.80%	11/15/16	2,491	2,759	(b)
			732,536

Non-Agency Collateralized Mortgage Obligations—7.3%
Banc of America Commercial Mortgage Inc.
5.68%	07/10/46	2,950	3,019
5.73%	07/10/46	2,700	2,412
5.74%	02/10/51	5,040	5,447	(h)
6.20%	02/10/51	2,800	3,094	(i)
Banc of America Commercial Mortgage Inc. (Class A4)
5.63%	07/10/46	2,820	3,037
Banc of America Commercial Mortgage Inc. (Class B)
5.04%	07/10/43	2,950	3,038	(i)
Banc of America Funding Corp. (Class B1)
4.55%	03/20/36	719	3	(h,m)
Banc of America Mortgage Securities Inc. (Class B1)
4.43%	01/25/36	1,409	94	(h,m)
4.45%	02/25/36	1,362	107	(h,m)
Bear Stearns Commercial Mortgage Securities
5.58%	09/11/41	1,315	1,343	(i)
5.76%	09/11/38	5,565	5,737	(i)
Bear Stearns Commercial Mortgage Securities (Class A M)
5.52%	04/12/38	2,750	2,902
Bear Stearns Commercial Mortgage Securities (Class A2)
5.41%	03/11/39	1,472	1,479	(h,i)

Bear Stearns Commercial Mortgage Securities (Class AJ)
5.61%	09/11/41	2,950	2,800	(i)
5.72%	06/11/40	2,420	2,054	(h)
5.76%	09/11/38	1,000	972	(i)
Bear Stearns Commercial Mortgage Securities (Series 2007) (Class D)
5.99%	09/11/42	700	511	(h,m)
Citigroup Commercial Mortgage Trust
5.82%	12/10/49	3,130	3,434	(i)
Citigroup Commercial Mortgage Trust (Series 2006) (Class AJ)
5.48%	10/15/49	2,640	2,495	(h)
Commercial Mortgage Pass Through Certificates (Class AJ)
5.79%	06/10/46	3,010	2,916
Commercial Mortgage Pass Through Certificates (Class AM)
5.79%	06/10/46	4,370	4,541
Countrywide Commercial Mortgage Trust (Class AJ)
5.92%	06/12/46	3,310	3,179	(i)
Credit Suisse First Boston Mortgage Securities Corp. (Class CB1)
5.33%	10/25/35	1,610	118	(h,m)
Credit Suisse Mortgage Capital Certificates (Class C)
5.44%	02/15/39	5,500	4,512	(h)
Credit Suisse Mortgage Capital Certificates (Class CB1)
5.64%	02/25/36	943	69	(h,m)
DBUBS Mortgage Trust
5.56%	02/01/21	2,750	2,504	(b)
Greenwich Capital Commercial Funding Corp. (Class AM)
5.89%	07/10/38	4,450	4,619	(i)
GS Mortgage Securities Corp II
5.73%	03/10/44	5,310	4,997	(b)
Impac CMB Trust (Class 1A1)
3.15%	10/25/34	3,085	2,922	(d)
9.63%	04/25/35	1,510	1,227	(d,h)
Impac Secured Assets CMN Owner Trust (Class A1M)
5.00%	03/25/36	1,371	100	(d)
Indymac INDA Mortgage Loan Trust (Class B1)
4.51%	01/25/36	666	10	(h,m)
Interstar Millennium Trust (Series 2004) (Class A)
0.75%	03/14/36	313	296	(d)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class A4)
5.34%	08/12/37	9,900	10,659	(h)
5.40%	05/15/45	2,090	2,240
5.44%	06/12/47	6,960	7,339	(h)
5.79%	02/12/51	6,290	6,775	(h)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class AM)
5.44%	05/15/45	6,975	7,201
5.90%	02/12/51	1,830	1,874
JP Morgan Chase Commercial Mortgage Securities Corp. (Class B)
5.54%	04/15/43	2,090	1,925
JP Morgan Chase Commercial Mortgage Securities Corp. (Class F)
6.20%	02/12/51	1,080	605	(h,m)
LB-UBS Commercial Mortgage Trust
7.62%	01/15/36	20,501	835	(d,h,m)
LB-UBS Commercial Mortgage Trust ( Class A2)
6.09%	04/15/41	7,490	8,252	(i)
LB-UBS Commercial Mortgage Trust (Class A4)
4.95%	09/15/30	2,230	2,381
5.16%	02/15/31	2,970	3,176
LB-UBS Commercial Mortgage Trust (Class AJ)
6.09%	04/15/41	1,160	1,068	(i)

LB-UBS Commercial Mortgage Trust (Class AM)
6.17%	09/15/45	1,470	1,494	(i)
LB-UBS Commercial Mortgage Trust (Class X)
5.00%	03/15/32	6,013	11	(d,h,m)
LB-UBS Commercial Mortgage Trust (Series 2004) (Class X)
20.57%	12/15/39	33,406	460	(d,h,m)
LB-UBS Commercial Mortgage Trust (Series 2006) (Class AJ)
5.28%	02/15/41	2,970	2,895	(i)
MASTR Alternative Loans Trust (Class 15 AX)
5.00%	08/25/18	1,044	101	(g,h,m,n)
Medallion Trust (Series 2005) (Class A)
5.29%	08/22/36	1,059	1,030	(d)
Merrill Lynch Mortgage Trust (Class AJ)
5.67%	05/12/39	5,075	5,020	(i)
Merrill Lynch Mortgage Trust (Series 2006) (Class B)
5.67%	05/12/39	3,000	1,982
Morgan Stanley Capital I
5.16%	10/12/52	3,500	3,730	(i)
5.73%	10/15/42	3,254	2,875
15.21%	01/15/21	2,129	2,044	(b,d)
Morgan Stanley Capital I (Class A4)
5.81%	08/12/41	1,190	1,319	(i)
5.81%	12/12/49	6,105	6,597
Morgan Stanley Capital I (Class AJ)
5.73%	10/15/42	1,500	1,497	(i)
Morgan Stanley Capital I (Class AM)
6.28%	01/11/43	2,940	3,051
Morgan Stanley Capital I (Class B)
5.73%	10/15/42	2,300	2,227
MortgageIT Trust (Class A1)
9.73%	08/25/35	3,011	2,352	(d)
National RMBS Trust (Series 2004) (Class A1)
5.24%	03/20/34	431	429	(d)
OBP Depositor LLC Trust
4.65%	07/15/45	2,080	2,112	(b)
Opteum Mortgage Acceptance Corp. (Class A1A)
3.99%	02/25/35	635	619	(d,h)
Residential Funding Mortgage Securities I (Class M1)
5.75% **	01/25/36	1,046	—	(h,m)
Sequoia Mortgage Trust (Series 2004) (Class A2)
11.21%	06/20/34	197	165	(d,h)
Structured Asset Securities Corp.(Series 1996) (Class X1)
2.09%**	02/25/28	2,850	—	(m)
Thornburg Mortgage Securities Trust (Class A)
3.73%	04/25/43	303	285	(d)
Vornado DP LLC
6.36%	09/13/28	1,180	1,184	(b)
Wachovia Bank Commercial Mortgage Trust
6.02%	06/15/45	2,730	2,076
Wachovia Bank Commercial Mortgage Trust (Class AJ)
5.52%	01/15/45	3,940	3,927	(i)
Wachovia Bank Commercial Mortgage Trust (Class AM)
5.47%	01/15/45	7,550	7,783	(i)
Wachovia Bank Commercial Mortgage Trust (Series 2006) (Class AJ)
5.99%	06/15/45	1,200	1,166	(i)
Wells Fargo Mortgage Backed Securities Trust (Class B1)
5.50%	01/25/36 - 03/25/36	4,123	520	(h,m)

Wells Fargo Mortgage Backed Securities Trust (Class B2)
5.50%**	03/25/36	548	—	(h,m)
			189,269

Sovereign Bonds—1.8%
Democratic Socialist Republic of Sri Lanka
7.40%	01/22/15	700	751	(b)
8.25%	10/24/12	500	530
Eskom Holdings Ltd.
5.75%	01/26/21	800	811	(b)
Financing of Infrastrucural Projects State Enterprise
8.38%	11/03/17	629	660	(b)
Government of 1Malaysia Sukuk Global Berhad
3.93%	06/04/15	800	834	(b)
Government of Argentina
2.50%	12/31/38	649	280	(j)
3.97%	08/03/12	2,598	633	(d,i)
7.00%	10/03/15	410	386
8.28%	12/31/33	676	603
Government of Belize
6.00%	02/20/29	1,636	1,370	(j)
Government of Brazil
5.63%	01/07/41	1,200	1,179	(h)
6.00%	02/20/29	521	436	(b,j)
8.25%	01/20/34	551	729
Government of Colombia
7.38%	03/18/19	500	600
Government of Costa Rica
10.00%	08/01/20	540	738	(b,h)
Government of Croatia
6.38%	03/24/21	700	701	(b)
Government of El Salvador
7.65%	06/15/35	1,130	1,126	(b,h)
Government of Grenada
2.50%	09/15/25	958	594	(b,h,j)
Government of Hungary
6.38%	03/29/21	1,030	1,031
7.63%	03/29/41	1,542	1,544
Government of Indonesia
11.63%	03/04/19	247	354	(b)
Government of Lebanon
4.00%	12/31/17	218	210
6.38%	03/09/20	600	607
Government of Lithuania
6.75%	01/15/15	1,100	1,197	(b)
7.38%	02/11/20	500	557	(b)
Government of Panama
6.70%	01/26/36	1,050	1,179
Government of Peruvian
6.55%	03/14/37	1,624	1,758
7.35%	07/21/25	500	594
Government of Philippine
6.38%	10/23/34	800	842
6.50%	01/20/20	882	998
Government of Poland
6.38%	07/15/19	268	298
Government of Qatar
5.25%	01/20/20	1,050	1,090	(b)
Government of South Africa
5.50%	03/09/20	800	847

Government of Turkey
5.63%	03/30/21	1,460	1,489
Government of Uruguay
6.88%	09/28/25	802	923
Government of Venezuela
1.30%	04/20/11	553	551	(i)
10.75%	09/19/13	589	591
Government of Vietnam
1.27%	03/12/16	227	200	(i)
Govvernment of Philippine
6.38%	01/15/32	1,000	1,054
Korea Expressway Corp.
4.50%	03/23/15	600	622	(b)
Korea National Oil Corp.
2.88%	11/09/15	2,461	2,383	(b)
Lebanese Republic
5.15%	11/12/18	518	499
Province of Manitoba Canada
4.90%	12/06/16	2,120	2,348	(h)
Province of Quebec Canada
7.50%	09/15/29	3,115	4,174
Republic of Dominican
7.50%	05/06/21	700	712	(b,h)
9.50%	09/27/11	444	455
Republic of Ghana
8.50%	10/04/17	800	904	(b,h)
Republic of Indonesia
5.88%	03/13/20	550	586	(b)
Republic of Lebanese
6.10%	10/04/22	518	499
Republic of Turkey
6.00%	01/14/41	1,000	935
Russian Foreign Bond - Eurobond
5.00%	04/29/20	600	607	(b)
United Mexican States
5.13%	01/15/20	888	929
6.05%	01/11/40	600	618
			47,146

Municipal Bonds and Notes—0.6%
American Municipal Power-Ohio Inc.
8.08%	02/15/50	2,090	2,380	(h)
Municipal Electric Authority of Georgia
6.64%	04/01/57	7,622	7,241
New Jersey State Turnpike Authority
7.10%	01/01/41	1,495	1,608
7.41%	01/01/40	2,590	2,866
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	880	895
South Carolina State Public Service Authority
6.45%	01/01/50	1,495	1,591
			16,581

FNMA—0.0%*
Lehman TBA
5.50%***	TBA	1,893	—	(c,l,m)

Total Bonds and Notes			2,569,199
(Cost $2,546,476)

Other Investments—0.3%
GEI Investment Fund				7,050	(k)
(Cost $6,912)

Total Investment in Securities				2,576,249
(Cost $2,553,388)
		Principal Amount		Fair Value
Short-Term Investments—13.9%
Time Deposit —1.3%
State Street Corp.
0.01%	04/01/11	$33,690		$33,690	(e)

U.S. Treasuries—2.0%
U.S. Treasury Bill
0.09%	06/23/11	52,000		51,989	(d)

Federal Agencies—10.6%
Federal Home Loan Bank Discount Notes
0.07%	04/27/11	50,000		49,999	(d)
0.03%	04/07/11	50,000		50,000	(d)
0.06%	05/04/11	25,000		24,999	(d)
Federal Home Loan Mortgage Corp. Discount Notes
0.06%	05/09/11	75,000		74,996	(d)
Federal National Mortgage Corp. Discount Notes
0.04%	04/18/11	75,000		74,999	(d)
				274,993

Total Short-Term Investments (Cost $360,648)				360,672

Total Investments (Cost $2,914,036)				2,936,921
Liabilities in Excess of Other Assets, net—(13.4)%				(346,122)

NET ASSETS—100.0%				$2,590,799

Other Information
The Fund had the following long futures contracts open at March 31, 2011 (unaudited):
Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
2 Yr. U.S. Treasury Note Futures	June 2011	1680	$366,450	$213
5 Yr. U.S. Treasury Note Futures	June 2011	253	29,548	17

				$230

The Fund had the following short futures contracts open at March 31, 2011 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
Ultra Long U.S. Treasury Bond Futures	June 2011	383	$(47,324)	$(465)
10 Yr. U.S. Treasury Note Futures	June 2011	3247	(386,494)	(1,922)
				$(2,387)

				$(2,157)

Notes to Schedules of Investments (dollars in thousands) – March 31, 2011 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Funds have bought and the diversity of areas in which the Funds may invest as of a particular date. It may not be representative of the Funds’ current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s supplemental information disclosure document for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities amounted to $190,067 or 7.34% of the net assets of the GE S&S Income Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At March 31, 2011, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at March 31, 2011.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund.

(l)	Securities in default.

(m)	Illiquid Securities at March 31, 2011, these securities amounted to $4,398 or 0.17% of net assets for the GE S&S Income Fund. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(n)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

†	Percentages are based on net assets as of March 31, 2011.
*	Less than 0.05%
**	Par value is less than $500.
***	Amount is less than $500

Abbreviations:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, Level 1 securities primarily include publicly-traded equity securities which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Municipal obligations are valued at the quoted bid prices, when available. The pricing vendor uses various pricing models for each asset class that are consistent with what other market participants would use. The inputs and assumptions to the model of the pricing vendor are derived from market observable sources including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing vendor uses available information as applicable such as benchmark curves, benchmarking of like securities, sector groupings, and matrix pricing. The pricing vendor considers all available market observable inputs in determining the evaluation for a security. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and primarily comprise our portfolio of corporate fixed income, government, mortgage and asset-backed securities.

In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing vendors may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances we classify the investment securities in Level 3.

The Funds use non-binding broker quotes as the primary basis for valuation when there is limited, or no, relevant market activity for a specific investment or for other investments that share similar characteristics. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker quotes are included in Level 3. As is the case with the primary pricing vendor, third-party brokers do not provide access to their proprietary valuation models, inputs and assumptions. Accordingly, GEAM conducts internal reviews of pricing for all such investment securities periodically to ensure reasonableness of valuations used in the Funds’ financial statements. These reviews are designed to identify prices that appear stale, those that have changed significantly from prior valuations, and other anomalies that may indicate that a price may not be accurate. Based on the information available, GEAM believes that the fair values provided by the brokers are representative of prices that would be received to sell the assets at the measurement date (exit prices).

Short-term securities of sufficient credit quality held by a fund with remaining maturities of 60 days or less at time of purchase are valued on the basis of amortized cost which approximates market value and these are included in Level 2.

A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and those are also included in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a model to identify affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Portfolio securities may be valued using techniques other than market quotations, under the circumstances described above. The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Funds could sell a portfolio security for the value established for it at any time and it is possible that the Funds would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following table presents the Funds’ investments measured at fair value on a recurring basis at March 31, 2011:

(Dollars in Thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
GE S&S Income Fund	Investments in Securities
	U.S. Treasuries	$—	$706,955	$—	$706,955
	Agency Mortgage Backed	—	769,386	—	769,386
	Agency CMOs	—	66,554	3,093	69,647
	Asset Backed	—	37,521	158	37,679
	Corporate Notes	—	732,536	—	732,536
	Non-Agency CMOs	—	187,225	2,044	189,269
	Sovereign Bonds	—	47,146	—	47,146
	Municipal Notes and Bonds	—	16,581	—	16,581
	Other Investments	—	7,050	—	7,050
	Short-Term Investments	—	360,672	—	360,672

	Total Investments in Securities	$—	$2,931,626	$5,295	$2,936,921

	Other Financial Instruments
	Futures Contracts – Unrealized Appreciation	$230	$—	$—	$230
	Futures Contracts – Unrealized Depreciation	(2,387)	—	—	(2,387)

	Total Other Financial Instruments	$(2,157)	$—	$—	$(2,157)

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended March 31, 2011, within the S&S Income Fund:

GE S&S Income Fund	Agency CMOs	Asset Backed	Non-Agency CMOs	Total
Balance at 12/31/10	$3,698	$157	$1,965	$5,820
Accrued discounts/premiums	22	—	—	22
Realized gain (loss)	(211)	—	(454)	(665)
Change in unrealized gain (loss)	75	1	586	662
Net purchases (sales)	153	—	(53)	100
Net transfers in and out of Level 3	(644)	—	—	(644)

Balance at 03/31/11	$3,093	$158	$2,044	$5,295

Change in unrealized appreciation relating to securities still held at 03/31/11	$75	$2	$133	$210

Transfers in and out of Level 3 are considered to occur at the beginning of the period.

Derivatives Disclosure

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, all of which are not accounted for as hedging instruments under FASB Accounting Standards Codification (“ASC”) No. 815 Derivatives and Hedging as of March 31, 2011:

(Dollars in Thousands)

	Asset Derivatives March 31, 2011			Liability Derivatives March 31, 2011
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Assets and Liabilities	Fair Value ($)		Location in the Statements of Assets and Liabilities	Fair Value ($)

S&S Income Fund
Interest Rate Contracts	Assets, Net Assets—	230	*	Liabilities, Net Assets—	(2,387	)*
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures

* Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments and within the components of Net Assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets or Liabilities sections of the Statement of Assets and Liabilities.

Income Taxes

At March 31, 2011, information on the tax components of capital is as follows (Dollars in Thousands):

	Cost of Investment for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation / (Depreciation)
GE S&S Income Fund	$2,920,197	$63,719	$(46,995)	$16,724

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Income Fund

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton Trustee, President and Chief Executive Officer GE Asset Management Incorporated

Date: May 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton Trustee, President and Chief Executive Officer GE Asset Management Incorporated

Date: May 20, 2011

By:	/s/ EUNICE TSANG
Eunice Tsang Treasurer, GE S&S Funds

Date: May 20, 2011